PREPAYMENTS FOR LICENSED COPYRIGHTS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS FOR LICENSED COPYRIGHTS
PREPAYMENTS FOR LICENSED COPYRIGHTS

9.PREPAYMENTS FOR LICENSED COPYRIGHTS

Prepayments for licensed copyrights consisted of the following:

	December 31,	December 31,
	2022	2021
Prepayments for licensed copyrights	$2,735,592	$2,960,789

During the year ended December 31, 2021, the Company entered into two cooperation agreements with a third party entity, pursuant to which the Company will have the right to use the licensed copyrights of two games developed by such third party entity for a three-year term. During the year ended December 31, 2021, the Company made prepayments of $2,924,897. The two games are expected to have online tests in May 2023 and to be launched around November 2023.

As of December 31, 2022 and 2021, the change in balance of prepayments for licensed copyrights was caused by change in spot rates as of reporting dates.